STOCKHOLDERS EQUITY (Details 4) - $ / shares	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Risk-free rate	0.90%
Contractual term	5 years
Weighted-Average Exercise Price, Granted	$ 1.24	$ 0.75	$ 1.00	$ 1.44
Number of Shares, Outstanding	8,261,223	8,359,851
Weighted average remaining contractual life, Outstanding	1 year 8 months 12 days	2 years 9 months 18 days
Number of Shares, Exercisable	7,055,736	7,241,518	7,248,702
Weighted average remaining contractual life, Exercisable	1 year 10 months 24 days	2 years 7 months 6 days
2.84 [Member]
Number of Shares, Outstanding			20,000
Weighted average remaining contractual life, Outstanding			4 years 9 months 18 days
Number of Shares, Exercisable			4,444
Weighted average remaining contractual life, Exercisable			4 years 9 months 18 days
3.75 [Member]
Number of Shares, Outstanding			4,051,223
Weighted average remaining contractual life, Outstanding			2 years 1 month 6 days
Number of Shares, Exercisable			3,043,073
Weighted average remaining contractual life, Exercisable			2 years 4 months 24 days
5.10 [Member]
Number of Shares, Outstanding			33,333
Weighted average remaining contractual life, Outstanding			1 month 6 days
Number of Shares, Exercisable			33,333
Weighted average remaining contractual life, Exercisable			1 month 6 days
27.00 [Member]
Number of Shares, Outstanding			85,185
Weighted average remaining contractual life, Outstanding			1 month 6 days
Number of Shares, Exercisable			85,185
Weighted average remaining contractual life, Exercisable			1 month 6 days
Maximum [Member]
Volatility	64.90%	64.00%	65.80%	74.10%
Risk-free rate	1.20%	0.30%	1.70%	1.80%
Contractual term		5 years	5 years	5 years
Weighted-Average Exercise Price, Granted	$ 3.75	$ 3.00	$ 3.75	$ 3.75
Minimum [Member]
Volatility	64.20%	63.50%	56.40%	56.40%
Risk-free rate	0.90%	0.20%	0.90%	0.30%
Weighted-Average Exercise Price, Granted	$ 1.49	$ 0.75	$ 0.75	$ 0.75
Warrant [Member]
Weighted-Average Exercise Price, Granted			$ 1.00	$ 1.44
Number of Shares, Outstanding			8,296,408
Weighted average remaining contractual life, Outstanding			2 years 2 months 12 days
Number of Shares, Exercisable			7,248,702
Weighted average remaining contractual life, Exercisable			2 years 3 months 18 days
Warrant [Member] | 0.75 [Member]
Number of Shares, Outstanding	7,182,889	7,188,333
Weighted average remaining contractual life, Outstanding	1 year 8 months 12 days	2 years 9 months 18 days
Weighted average remaining contractual life, Exercisable	2 years	2 years 8 months 12 days
Warrant [Member] | 3.75 [Member]
Number of Shares, Outstanding	435,000	368,333
Weighted average remaining contractual life, Outstanding	2 years 6 months	3 years 10 months 24 days
Weighted average remaining contractual life, Exercisable	5 years 8 months 12 days	4 years
Warrant [Member] | 27.00 [Member]
Number of Shares, Outstanding		18,518
Weighted average remaining contractual life, Outstanding		7 months 6 days
Weighted average remaining contractual life, Exercisable		7 months 6 days
Warrant [Member] | Maximum [Member]
Volatility			65.80%	74.10%
Risk-free rate			0.90%	1.80%
Weighted-Average Exercise Price, Granted			$ 3.75	$ 3.75
Warrant [Member] | Minimum [Member]
Volatility			63.50%	56.40%
Risk-free rate			0.20%	0.30%
Weighted-Average Exercise Price, Granted			$ 0.75	$ 0.75
Black-Scholes Options [Member]
Volatility		64.80%
Risk-free rate		0.30%
Contractual term	3 years	3 years	3 years
Weighted-Average Exercise Price, Granted		$ 3.75
Options [Member]
Weighted-Average Exercise Price, Granted	$ 3.46	$ 3.75	$ 0	$ 2.48
Weighted average remaining contractual life, Outstanding	2 months 12 days	6 months
Number of Shares, Exercisable	2,912,778	2,714,893	2,766,467
Weighted average remaining contractual life, Exercisable	1 month 6 days	3 months 18 days
Options [Member] | 0.75 [Member]
Number of Shares, Outstanding			4,106,667
Weighted average remaining contractual life, Outstanding	2 months 12 days	3 months 18 days	2 years 2 months 12 days
Number of Shares, Exercisable	2,594,444	2,543,782	4,082,667
Weighted average remaining contractual life, Exercisable	2 years 10 months 24 days	2 months 12 days	2 years 2 months 12 days
Options [Member] | 3.75 [Member]
Weighted average remaining contractual life, Outstanding	1 year 6 months	2 years 2 months 12 days	1 year 8 months 12 days
Number of Shares, Exercisable	118,333	4,444	92,778
Weighted average remaining contractual life, Exercisable	1 year 2 months 12 days	1 year 3 months 18 days	1 year 7 months 6 days
Options [Member] | Maximum [Member]
Volatility				69.00%
Risk-free rate				1.70%
Weighted-Average Exercise Price, Granted				$ 3.75
Options [Member] | Minimum [Member]
Volatility				56.40%
Risk-free rate				0.90%
Weighted-Average Exercise Price, Granted				$ 0.75